NVIT American Funds Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	16.40%	14.82%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.78%	12.94%		17.52%